Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Disclosure of detailed information about borrowings

	December 31, 2024
	Nominal Amount	Carrying Amount	Fair Value
Revolving Credit Facility (i)	$250.0	$250.0	$250.0
The Company held no debt as at December 31, 2023.

At December 31, 2023	$—
Revolving credit facility (i)	250.0
Acquired debt from Argonaut (Note 6)	299.7
Debt repayments (ii)	(299.7)
At December 31, 2024	$250.0
(i) Revolving credit facility
During 2024, the Company drew down $250.0 million from the Facility, which remains outstanding as at December 31, 2024. The remaining $250.0 million available under the Facility remains undrawn. The Facility bears interest at a rate of Adjusted Term SOFR Rate plus 1.875% on drawn amounts and stand-by fees of 0.42% on undrawn amounts.
Subsequent to December 31, 2024, on February 18, 2025, the Company amended and upsized the Facility from $500.0 million to $750.0 million, not including the uncommitted $250.0 million accordion feature. The new borrowing costs under the Facility are Adjusted Term SOFR Rate plus 1.45% to 2.50% based on the Company’s net leverage ratio, as defined in the agreement. As at February 19, 2025, based on the Company's current net leverage ratio, the Facility bears interest at a rate of Adjusted Term SOFR Rate plus 1.45% on drawn amounts and stand-by fees of 0.29% on undrawn amounts. The Facility matures on February 20, 2029.
The Facility contains various covenants customary for a loan facility of this nature, including limits on indebtedness, asset sales and liens. It contains financial covenant tests that include (a) a minimum interest coverage ratio of 3.0:1.0 and (b) a maximum net leverage ratio of 3.5:1.0, both as defined in the agreement. As at December 31, 2024, the Company is in compliance with the covenants.
(ii) Repayments for debt acquired through the Argonaut Transaction (Note 6)
During the year ended December 31, 2024, the term loan and revolving credit facility, convertible debenture and obligation related to gold prepayment, all acquired through the Argonaut Transaction, were repaid using the Facility and existing cash. Total repayment of debt and accrued interest assumed on the Argonaut Transaction during the year ended December 31, 2024 was $308.3 million, which included accrued interest of $8.2 million. As at December 31, 2024, the remaining debt from the Argonaut Transaction